(Loss) Income Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Oct. 03, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020		Sep. 28, 2019	Sep. 29, 2018
Income Before Income Taxes
Domestic (including U.S. exports)									$ 4,706		$ 12,389	$ 12,914
Foreign subsidiaries									(6,449)	[1]	1,534	1,815
Income (loss) from continuing operations before income taxes	$ (580)	$ (4,840)	$ 1,051	$ 2,626	$ 1,247	$ 2,009	$ 7,236	$ 3,431	(1,743)		13,923	14,729
Income from discontinued operations									(42)		726	0
Income (loss) before income taxes									$ (1,785)		$ 14,649	$ 14,729

[1]	Includes goodwill and intangible asset impairment in fiscal 2020.